Leases - Schedule of Group's Lease Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Total depreciation expense from right-of-use assets	$ (14,485)	$ (13,377)	$ (8,913)
Interest expense on lease liabilities	(9,238)	(6,614)	(3,840)
Foreign currency difference on lease liability	(13,803)	(1,695)	(1,932)
Gain/(loss) from extinguishment of lease agreement	1,757	375	(28)
Total amount recognized in profit and loss	(35,769)	(21,311)	(14,713)
Facilities
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Total depreciation expense from right-of-use assets	(13,706)	(11,922)	(7,631)
Fleet
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Total depreciation expense from right-of-use assets	(159)	(161)	(180)
Equipment
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Total depreciation expense from right-of-use assets	$ (620)	$ (1,294)	$ (1,102)